Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 108 .57%
ASSET-BACKED SECURITIES — 14 .56% **
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 07/25/56
1,2
$ 1,255,438 $ 1,246,400
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.32% 02/25/37
2
3,897,900 3,878,556
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.58% 04/25/36
2
8,608,396 8,419,259
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
0.90% 03/25/35
2
2,979,744 2,981,324
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
0.81% 11/25/35
2
13,489,394 13,485,701
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.26% 10/16/28
1,2,3
1,188,426 1,188,590
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.17% 07/24/29
1,2,3
6,050,000 6,050,714
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/22)
7.51% 10/25/27 2,897 2,924
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
0.84% 10/25/35
2
9,327,340 9,328,697
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.54%)
0.64% 03/25/36
2
3,130,118 3,124,307
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.08% 07/20/29
1,2,3
3,350,906 3,351,657
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.55% 04/25/35
1,2
130,575 128,315
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.26% 03/25/37
2
$ 6,370,446 $ 6,131,901
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.98% 02/25/30
2
51,898 52,004
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.12% 10/27/36
2
5,075,000 5,106,662
BSPRT Issuer Ltd.,
Series 2018-FL4, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.16% 09/15/35
1,2,3
1,343,377 1,343,727
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.92% 04/15/34
1,2,3
1,575,000 1,575,786
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
0.60% 05/25/32
2
2,010,754 1,996,824
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M2
(LIBOR USD 1-Month plus 0.42%)
0.52% 08/25/36
2
10,113,000 10,037,631
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
1.40% 07/25/37
2
6,915 6,913
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.24%)
0.34% 02/25/37
2
3,216,208 3,135,939
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(LIBOR USD 1-Month plus 0.53%)
0.63% 07/25/36
2
6,411,499 6,390,629
Countrywide Asset-Backed Certificates Trust,
Series 2007-8, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
0.29% 11/25/37
2
9,397,032 9,084,775
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.18% 04/25/37
2
1,997,106 1,939,803
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
2,194,997 1,628,742

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.12% 04/15/29
1,2,3
$ 6,278,635 $ 6,279,797
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.90% 04/26/32
1,2
6,641,784 6,647,426
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.00% 10/25/35
2
7,017,000 7,046,422
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
1.10% 08/25/34
2
487,805 493,233
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.88% 09/25/35
2
3,315,756 3,326,470
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A5 (PO)
0.00% 04/25/36
4
3,989,270 3,972,084
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
72,963 71,386
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.63% 08/25/42
2
1,825,198 1,722,830
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.88% 07/25/45
2
2,172,219 2,175,723
GSAMP Trust,
Series 2006-HE2, Class M1
0.58% 03/25/46
2
6,786,523 6,768,371
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.68% 02/25/36
2
2,142,660 2,141,807
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.23% 05/25/34
1,2
542,461 544,371
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 273,679 282,730
Invitation Homes Trust,
Series 2018-SFR2, Class B
(LIBOR USD 1-Month plus 1.08%)
1.19% 06/17/37
1,2
5,844,082 5,846,131
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
$ 3,200,064 $ 3,558,028
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
0.72% 10/25/35
2
6,664,895 6,710,317
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(LIBOR USD 1-Month plus 0.48%)
0.58% 04/25/36
2
6,000,000 5,938,099
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.38% 03/25/47
2
50,000 48,756
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.11% 03/20/30
1,2,3
4,500,000 4,496,490
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
5,6,7
67,897,938 960,657
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.24% 05/15/28
1,2,3
2,038,308 2,037,479
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.75% 11/25/35
2
2,731,638 2,722,234
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
1.05% 01/22/28
1,2,3
6,143,186 6,138,026
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.13% 07/21/30
1,2,3
9,550,000 9,550,554
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.92% 01/15/28
1,2,3
5,481,339 5,470,102
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/36
2
7,021,298 6,988,096
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.28% 06/25/37
2
8,544,619 8,089,989

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 $ 439,934 $ 462,159
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
3,323,729 3,538,326
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 387,651 406,506
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.03% 07/25/34
2
834,135 817,219
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE2, Class M1
(LIBOR USD 1-Month plus 0.60%)
0.70% 01/25/35
2
969,777 970,331
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.32% 04/25/37
2
6,731,310 6,717,397
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.67% 11/26/40
2
4,252,804 4,223,842
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 12/27/66
1,2
2,518,755 2,545,927
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.70% 06/25/41
1,2
1,933,845 1,911,861
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 07/25/46
1,2
6,222,473 6,209,677
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.64%)
1.06% 07/25/35
2
3,057,114 3,064,978
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 02/25/36
2
3,443,221 3,430,188
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.78% 02/25/36
2
5,000,000 4,981,612
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
0.77% 10/20/34
1,2,3
3,125,000 3,126,025
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.07% 07/15/29
1,2,3
$ 6,000,000 $ 5,990,940
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 04/21/34
1,2,3
1,968,750 1,969,732
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 01/25/36
2
771,106 770,969
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
1.15% 04/18/31
1,2,3
2,250,000 2,248,537
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.13% 04/20/28
1,2,3
2,763,514 2,763,910
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.96% 05/20/29
1,2,3
1,466,948 1,467,836
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(LIBOR USD 1-Month plus 0.74%)
0.84% 08/25/35
2
2,500,000 2,489,479
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.25% 09/25/65
1,2
6,163,985 6,231,376
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.21% 04/20/34
1,2,3
5,100,000 5,075,316
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/15/34
1,2,3
1,900,000 1,900,948
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.65%)
1.08% 05/25/35
2
4,884,441 4,905,216
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.68% 02/25/36
2
1,296,183 1,294,233

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(LIBOR USD 1-Month plus 0.63%)
0.73% 12/25/35
2
$ 5,422,845 $ 5,429,673
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.39% 09/25/36
2
11,000,000 10,677,486
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/22)
2.92% 01/25/36 1,540,879 1,256,576
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
6,489,311 6,489,311
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.22% 05/15/29
2
2,795,463 2,766,036
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.67% 12/15/27
1,2
1,069,340 1,069,491
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.75% 12/15/25
1,2
1,218,407 1,218,342
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.77% 01/25/22
2
4,460,626 4,370,812
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.77% 07/25/22
2
3,638,639 3,683,027
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
2,497,379 2,497,586
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 01/25/29
2
2,150,629 2,103,988
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.75% 05/26/26
2
8,444,456 8,293,710
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 06/25/43
2
2,491,667 2,463,579
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.70% 02/26/29
2
4,011,323 3,906,410
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
1.08% 12/25/35
2
$ 2,392,397 $ 2,386,358
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
0.27% 01/25/37
2
2,335,850 2,324,883
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,900,000 2,673,968
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.20% 07/25/34
1,2
74,910 74,529
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.24% 11/15/37
1,2,3
10,602,076 10,604,035
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
11,162,018 11,304,251
Tricon American Homes Trust,
Series 2017-SFR2, Class B
3.28% 01/17/36
1
9,017,000 9,073,306
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(SOFR30A plus 1.26%)
1.31% 10/15/34
1,2,3
9,253,237 9,251,793
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.10% 06/07/30
1,2,3
5,850,000 5,841,050
Total Asset-Backed Securities
(Cost $398,743,092) 400,920,128
BANK LOANS — 1 .28% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
507,125 505,160
Communications — 0 .53%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
540,000 537,975
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
882,000 873,118

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 02/01/27
2
$ 244,987 $ 242,958
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 07/17/25
2
445,337 439,213
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
2
247,481 244,697
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
2
1,221,875 1,224,575
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
2,3,8
1,537,863 1,540,269
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 5.50%)
8.75% 01/02/24
2,3
488,919 489,301
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
4,252,054 4,258,028
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
3,950,000 3,905,563
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
712,632 704,244
14,459,941
Consumer Discretionary — 0 .15%
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/30/23
2
2,692,913 2,686,181
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
1,571,043 1,579,063
4,265,244
Electric — 0 .01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
2
196,374 195,154
1.86% 12/31/25
2
48,148 47,849
243,003
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 0 .08%
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 01/26/28
2
$ 748,111 $ 743,356
Mozart Borrower, LP,
Term Loan B
(LIBOR plus 3.25%)
3.75% 10/23/28
2
200,000 200,181
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.14% 11/05/28
2
1,315,000 1,315,822
2,259,359
Food — 0 .02%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
636,967 635,974
Gaming — 0 .00%
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
3,239 3,226
Health Care — 0 .26%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
2
1,588,020 1,589,179
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
870,019 870,141
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
2
2,408,498 2,380,463
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
231,389 228,393
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
2
1,130,185 1,127,862
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
1,094,500 1,099,907
7,295,945

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 0 .12%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
2
$ 2,911,775 $ 2,896,488
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
392,000 387,255
3,283,743
Information Technology — 0 .04%
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
428,968 429,076
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.97% 06/11/25
2
682,782 681,362
1,110,438
Retail — 0 .02%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
438,892 436,195
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
653,495 655,946
Transportation — 0 .01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
175,500 165,628
Total Bank Loans
(Cost $34,722,465) 35,319,802
CORPORATES — 27 .40% *
Banking — 7 .36%
Bank of America Corp.
2.88% 04/24/23
7
3,000,000 3,019,689
3.00% 12/20/23
7
2,801,000 2,859,538
Bank of America Corp.
(MTN)
1.49% 05/19/24
7
17,920,000 18,060,220
3.46% 03/15/25
7
6,773,000 7,085,109
Bank of America N.A.
3.34% 01/25/23
7
1,015,000 1,018,237
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,7
2,000,000 1,934,303
2.59% 09/11/25
1,3,7
9,715,000 9,915,445
3.80% 06/09/23
3
1,170,000 1,212,914
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,7
$ 8,340,000 $ 8,230,602
HSBC Holdings PLC
(United Kingdom)
0.73% 08/17/24
3,7
8,605,000 8,529,612
0.98% 05/24/25
3,7
10,065,000 9,944,353
3.80% 03/11/25
3,7
330,000 346,465
4.29% 09/12/26
3,7
2,880,000 3,109,690
JPMorgan Chase & Co.
0.70% 03/16/24
7
6,581,000 6,572,755
0.77% 08/09/25
7
2,535,000 2,498,698
0.97% 06/23/25
7
9,244,000 9,162,436
4.02% 12/05/24
7
20,520,000 21,645,113
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,7
7,750,000 7,780,384
3.87% 07/09/25
3,7
5,501,000 5,814,426
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,7
5,880,000 5,831,948
1.34% 01/12/27
1,3,7
3,425,000 3,334,134
NatWest Group PLC
(United Kingdom)
3.50% 05/15/23
3,7
11,639,000 11,741,783
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,7
13,000,000 13,803,592
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
1,000,000 1,064,530
UBS AG
(Switzerland)
0.70% 08/09/24
1,3
1,820,000 1,798,068
(SOFR Rate plus 0.45%)
0.50% 08/09/24
1,2,3
4,000,000 4,005,767
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
7
29,700,000 30,160,470
2.39% 06/02/28
7
2,000,000 2,034,128
202,514,409
Communications — 1 .92%
AT&T, Inc.
2.30% 06/01/27 1,600,000 1,631,647
2.55% 12/01/33 1,599,000 1,565,687
(LIBOR USD 3-Month plus 1.18%)
1.38% 06/12/24
2
475,000 483,114
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50% 02/01/24 1,720,000 1,830,051
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,249,992
7.63% 06/15/25 900,000 1,066,875
Level 3 Financing, Inc.
3.40% 03/01/27
1
1,330,000 1,375,131

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Qwest Corp.
7.25% 09/15/25 $ 4,665,000 $ 5,464,628
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
4,820,000 4,959,267
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
10,656,750 11,163,105
5.15% 03/20/28
1
3,675,000 4,057,108
T-Mobile USA, Inc.
2.25% 02/15/26 3,091,000 3,101,924
3.50% 04/15/25 645,000 686,988
3.75% 04/15/27 6,325,000 6,852,982
3.88% 04/15/30 3,810,000 4,170,907
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
3
3,000,000 3,246,295
52,905,701
Consumer Discretionary — 1 .03%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
6,030,000 6,539,362
BAT Capital Corp.
3.22% 08/15/24 2,140,000 2,226,839
3.56% 08/15/27 4,000,000 4,201,868
Hyatt Hotels Corp.
1.30% 10/01/23 4,655,000 4,660,511
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,106,000 1,144,193
3.75% 07/21/22
1,3
3,921,000 3,962,969
4.25% 07/21/25
1,3
5,205,000 5,587,502
28,323,244
Electric — 1 .17%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 6,309,405
Black Hills Corp.
4.25% 11/30/23 4,050,000 4,254,519
Dominion Energy, Inc.
2.45% 01/15/23
1
5,000,000 5,084,080
Dominion Energy, Inc.,
Series A
3.30% 03/15/25 4,600,000 4,816,956
Evergy Metro, Inc.
3.65% 08/15/25 1,613,000 1,719,576
Jersey Central Power & Light Co.
4.70% 04/01/24
1
8,348,000 8,881,191
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 530,657
Tucson Electric Power Co.
3.85% 03/15/23 530,000 540,425
32,136,809
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy — 0 .95%
Energy Transfer LP
4.05% 03/15/25 $ 2,610,000 $ 2,766,145
4.75% 01/15/26 2,000,000 2,183,063
4.90% 02/01/24 4,292,000 4,549,182
5.95% 12/01/25 2,520,000 2,868,274
Petroleos Mexicanos
(Mexico)
6.70% 02/16/32
1,3
6,259,000 6,313,766
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 3,017,000 3,313,087
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
2,254,091 2,116,100
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 2,097,990
26,207,607
Finance — 5 .77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
1.65% 10/29/24
3
3,300,000 3,298,080
3.15% 02/15/24
3
3,000,000 3,094,453
4.88% 01/16/24
3
718,000 763,721
Air Lease Corp.
3.50% 01/15/22 4,170,000 4,173,702
Air Lease Corp.
(MTN)
0.70% 02/15/24 1,250,000 1,231,653
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
3,108,000 3,021,243
3.63% 05/01/22
1,3
2,860,000 2,878,654
Citigroup, Inc.
0.98% 05/01/25
7
6,270,000 6,226,987
3.11% 04/08/26
7
8,025,000 8,419,649
3.35% 04/24/25
7
17,240,000 18,010,590
Daimler Finance North America LLC
1.75% 03/10/23
1
5,245,000 5,298,979
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
8,195,000 8,202,412
Discover Financial Services
5.20% 04/27/22 2,558,000 2,595,359
Ford Motor Credit Co. LLC
3.22% 01/09/22 5,378,000 5,384,830
5.60% 01/07/22 2,587,000 2,592,148
(LIBOR USD 3-Month plus 1.08%)
1.22% 08/03/22
2
2,700,000 2,708,149
Goldman Sachs Group, Inc. (The)
2.91% 07/24/23
7
6,814,000 6,889,978
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 27,490,000 27,418,618
Morgan Stanley
(GMTN)
0.79% 01/22/25
7
7,760,000 7,684,894

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
(MTN)
0.53% 01/25/24
7
$ 17,835,000 $ 17,778,160
2.72% 07/22/25
7
7,270,000 7,498,407
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,7
8,205,000 8,272,355
3.77% 03/08/24
1,3,7
4,810,000 4,955,643
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
365,000 376,824
158,775,488
Health Care — 3 .61%
AbbVie, Inc.
3.25% 10/01/22 1,500,000 1,521,318
3.45% 03/15/22 3,000,000 3,002,767
3.85% 06/15/24 2,500,000 2,647,772
Aetna, Inc.
3.50% 11/15/24 3,136,000 3,309,839
Baxter International, Inc.
0.87% 12/01/23
1
3,830,000 3,815,044
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
1,455,000 1,459,589
2.85% 04/15/25
1
4,665,000 4,745,071
4.25% 12/15/25
1
1,000,000 1,082,562
Bayer U.S. Finance LLC
3.38% 10/08/24
1
5,540,000 5,796,899
Becton Dickinson and Co.
3.73% 12/15/24 3,000,000 3,190,819
Boston Scientific Corp.
1.90% 06/01/25 2,500,000 2,532,353
Cigna Corp.
3.75% 07/15/23 2,166,000 2,255,129
CommonSpirit Health
2.76% 10/01/24 5,400,000 5,577,718
CVS Health Corp.
2.88% 06/01/26 4,330,000 4,526,854
Dignity Health
3.13% 11/01/22 1,140,000 1,159,019
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
4,650,000 4,666,640
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
5,205,000 5,342,062
HCA, Inc.
5.00% 03/15/24 10,450,000 11,244,741
5.25% 04/15/25 1,500,000 1,660,632
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,308,497
Humana, Inc.
0.65% 08/03/23 7,130,000 7,098,649
3.15% 12/01/22 2,000,000 2,033,043
3.85% 10/01/24 3,990,000 4,238,221
PerkinElmer, Inc.
0.85% 09/15/24 6,880,000 6,791,388
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
$ 5,275,000 $ 5,229,886
Tenet Healthcare Corp.
4.63% 09/01/24
1
3,000,000 3,074,862
99,311,374
Industrials — 1 .14%
Artera Services LLC
9.03% 12/04/25
1
2,500,000 2,641,583
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
2,910,000 3,121,864
Berry Global, Inc.
0.95% 02/15/24 1,405,000 1,392,578
1.57% 01/15/26 2,000,000 1,958,731
4.88% 07/15/26
1
1,365,000 1,413,771
Boeing Co. (The)
1.17% 02/04/23 5,750,000 5,751,083
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
7,235,000 7,093,866
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
2,182,000 1,894,717
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
5,920,000 6,114,415
31,382,608
Information Technology — 1 .20%
Netflix, Inc.
3.63% 06/15/25
1
3,207,000 3,382,920
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
6,745,000 7,064,513
Oracle Corp.
2.80% 04/01/27 9,385,000 9,687,852
Skyworks Solutions, Inc.
0.90% 06/01/23 6,340,000 6,309,115
VMware, Inc.
1.00% 08/15/24 6,690,000 6,632,741
33,077,141
Insurance — 1 .06%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
5,005,000 5,014,243
Equitable Financial Life Global Funding
0.80% 08/12/24
1
3,655,000 3,603,217
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,770,461
Metropolitan Life Global Funding I
3.38% 01/11/22
1
1,550,000 1,550,930
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,510,891

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,7
$ 5,550,000 $ 5,556,736
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,7
1,600,000 1,655,346
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
3,410,000 3,579,630
29,241,454
Materials — 0 .05%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
1
1,490,000 1,490,311
Real Estate Investment Trust (REIT) — 1 .33%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 7,374,000 7,575,468
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 6,440,000 6,654,227
Federal Realty Investment Trust
7.48% 08/15/26 1,850,000 2,236,176
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,245,445
5.38% 11/01/23 7,673,000 8,150,963
Healthpeak Properties, Inc.
4.00% 06/01/25 3,455,000 3,720,439
Kilroy Realty LP
3.45% 12/15/24 1,558,000 1,634,795
Kimco Realty Corp.
3.40% 11/01/22 4,000,000 4,073,759
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
1
675,000 721,091
SL Green Operating Partnership LP
3.25% 10/15/22 645,000 655,105
36,667,468
Retail — 0 .08%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
2,175,000 2,326,760
Services — 0 .59%
Global Payments, Inc.
1.50% 11/15/24 3,835,000 3,837,260
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
2,090,000 2,197,301
5.00% 11/01/22
1,3
9,936,000 10,260,758
16,295,319
Transportation — 0 .14%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
2,315,000 2,318,389
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,429,185 1,406,867
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 $ 53,084 $ 53,508
3,778,764
Total Corporates
(Cost $753,904,361) 754,434,457
MORTGAGE-BACKED — 31 .90% **
Non-Agency Commercial Mortgage-Backed — 11 .02%
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 5,670,462 5,890,674
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
1.03% 10/15/36
1,2
10,523,906 10,528,301
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.91% 12/15/36
1,2
4,533,438 4,534,963
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 2,974,304 3,076,602
CHT Mortgage Trust,
Series 2017-CSMO, Class A
(LIBOR USD 1-Month plus 0.93%)
1.04% 11/15/36
1,2
7,977,280 7,983,130
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A2
3.19% 10/12/50 11,137,910 11,275,196
Citigroup Commercial Mortgage Trust,
Series 2020-WSS, Class A
(LIBOR USD 1-Month plus 1.95%)
2.06% 02/15/39
1,2
12,989,276 13,102,803
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.82% 10/15/45 13,483,987 13,558,916
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.10% 03/10/46 10,800,000 10,912,847
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.17% 03/10/46
7
24,094,558 259,869
Commercial Mortgage Trust,
Series 2013-LC6, Class ASB
2.48% 01/10/46 1,979,038 1,990,746
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 2,709,086 2,782,470
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 6,389,770 6,581,699
Commercial Mortgage Trust,
Series 2014-UBS5, Class A3
3.57% 09/10/47 10,400,000 10,873,543

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 $ 7,840,576 $ 8,089,870
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 211,092 220,003
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
1.09% 05/15/36
1,2
11,094,800 11,098,367
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 2,500,000 2,524,641
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
1,7
3,600,000 3,794,939
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
1.14% 12/15/36
1,2
8,884,000 8,877,084
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20% 07/10/51 2,960,930 2,997,990
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.16% 08/10/44
1,7
3,853,423 3,872,570
GS Mortgage Securities Trust,
Series 2012-ALOH, Class A
3.55% 04/10/34
1
11,041,000 11,042,729
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 9,682,682 9,843,302
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
1
10,000,000 10,296,251
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
4,337,258 4,372,062
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A2
3.24% 03/15/50 1,106,965 1,107,612
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB
2.38% 10/15/45 865,196 868,161
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FX
3.48% 06/15/45
1
1,605,385 1,613,699
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.23% 04/15/46
7
29,246,046 330,162
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
4,998,969 5,079,342
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
LoanCore Issuer Ltd.,
Series 2019-CRE3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.16% 04/15/34
1,2,3
$ 10,541,029 $ 10,543,265
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.58% 10/15/46
7
46,455,430 348,325
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.86% 03/15/48
7
34,447,892 763,898
New York City Housing Development Corp.,
Series 2014-8SPR, Class A (STEP-reset date 02/15/22)
3.71% 02/15/48 8,000,000 8,387,577
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,7
6,267,975 6,672,847
One Market Plaza Trust,
Series 2017-1MKT, Class A
3.61% 02/10/32
1
8,500,000 8,504,444
One Market Plaza Trust,
Series 2017-1MKT, Class E
4.14% 02/10/32
1
8,000,000 7,963,436
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
1.06% 01/15/36
1,2
3,240,000 3,239,520
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 866,129 886,706
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 12,889,000 13,360,280
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A1
2.74% 04/15/52 5,800,114 5,877,748
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.53% 12/10/45 3,880,689 3,903,702
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A4
2.79% 12/10/45 9,632,000 9,676,604
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 13,068,628 13,354,216
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 657,707 661,583
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 225,715 226,501
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43% 06/15/45 5,549,201 5,563,465

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class AS
3.39% 11/15/45 $ 7,911,000 $ 8,001,074
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A4
3.90% 12/15/46 5,934,486 6,148,337
303,464,071
Non-Agency Mortgage-Backed — 2 .71%
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 4,311,119 4,402,289
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,7
421,620 425,198
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.00% 09/25/34
2
3,667,981 3,672,499
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.85% 03/25/35
2
1,836,842 1,841,799
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
2.71% 07/25/34
7
318,170 321,058
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.40% 02/25/37
7
3,453,466 3,580,507
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.36% 06/25/35
7
657,586 670,020
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 05/25/36
1,2
475,553 455,820
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.18% 09/25/58
1,2
5,328,021 5,224,984
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,7
9,963,226 9,929,023
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.66% 02/25/34
7
12,885 12,967
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
7
7,664 7,664
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
2.34% 02/25/34
7
508,971 534,003
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 03/19/45
2
$ 408,077 $ 397,641
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.28% 09/25/34
7
2,153 2,145
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
2.81% 11/25/35
7
145,144 146,172
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.32%)
0.74% 08/25/35
2
1,219,002 1,199,351
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.88% 12/25/34
2
191,320 163,017
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.90% 11/25/34
2
515,673 503,782
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(LIBOR USD 1-Month plus 0.23%)
0.33% 05/25/37
2
5,000,000 4,899,127
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.77% 07/25/35
7
395,705 399,969
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.42% 07/25/35
7
116,547 119,275
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.02% 01/25/34
7
4,315 4,597
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.73% 11/21/34
7
447,150 452,748
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.60% 04/25/34
7
64,778 64,686
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 1,138,612 1,190,692
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,917,323 2,016,149
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 2,444,035 2,530,028
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 2,113,082 2,221,790
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
7
96,875 101,121

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.64% 08/25/34
7
$ 608,524 $ 608,440
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 903,939 611,964
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.70% 08/25/35
2
144,168 143,490
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 10/25/35
2
3,473,250 3,464,213
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
1,7
7,641,592 7,530,783
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(LIBOR USD 1-Month plus 0.56%)
0.66% 12/25/35
2
3,667,745 3,634,396
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.70% 07/25/37
2
7,270,617 7,196,485
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.59% 03/25/35
7
941,058 566,836
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50% 07/25/32 32,161 32,193
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50% 05/25/32 30,879 30,937
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.21% 09/25/33
7
240,698 249,746
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.73% 01/25/35
7
356,501 362,357
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 1,206,218 1,231,998
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.68% 10/25/45
2
1,170,118 1,173,686
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.76% 01/25/45
2
181,703 181,818
74,509,463
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 4 .41%
Fannie Mae-Aces,
Series 2017-M15, Class A1
2.96% 09/25/27
7
$ 5,135,176 $ 5,388,622
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class A1
2.59% 04/25/23 1,441,294 1,459,506
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K038, Class A1
2.60% 10/25/23 860,143 868,740
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class A1
2.74% 05/25/25 672,219 676,129
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF27, Class A
(LIBOR USD 1-Month plus 0.42%)
0.51% 12/25/26
2
830,411 832,830
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 02/25/24
2
1,664,112 1,668,417
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 08/25/24
2
2,059,535 2,065,348
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF37, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 09/25/27
2
995,893 998,772
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF38, Class A
(LIBOR USD 1-Month plus 0.33%)
0.42% 09/25/24
2
2,485,299 2,491,082
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF39, Class A
(LIBOR USD 1-Month plus 0.32%)
0.41% 11/25/24
2
3,060,029 3,068,837
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF40, Class A
(LIBOR USD 1-Month plus 0.34%)
0.43% 11/25/27
2
903,279 905,528
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF43, Class A
(LIBOR USD 1-Month plus 0.24%)
0.33% 01/25/28
2
2,232,028 2,236,817

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/25
2
$ 3,385,198 $ 3,402,677
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF58, Class A
(LIBOR USD 1-Month plus 0.50%)
0.59% 01/25/26
2
9,021,959 9,072,013
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF60, Class A
(LIBOR USD 1-Month plus 0.49%)
0.58% 02/25/26
2
4,711,748 4,728,447
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF62, Class A
(LIBOR USD 1-Month plus 0.48%)
0.57% 04/25/26
2
6,692,173 6,728,556
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF64, Class A
(LIBOR USD 1-Month plus 0.44%)
0.53% 06/25/26
2
6,104,107 6,129,521
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF72, Class A
(LIBOR USD 1-Month plus 0.50%)
0.59% 10/25/26
2
6,425,765 6,467,228
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF80, Class AL
(LIBOR USD 1-Month plus 0.44%)
0.53% 06/25/30
2
10,312,659 10,375,247
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF83, Class AL
(LIBOR USD 1-Month plus 0.36%)
0.45% 06/25/30
2
6,520,974 6,534,915
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF85, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.39% 08/25/30
2
5,483,356 5,499,641
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 3,984,374 4,062,157
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 10,673,429 10,811,552
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 $ 6,879,702 $ 6,805,670
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 6,887,563 6,789,763
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 7,744,964 7,588,863
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
0.82% 05/25/44
2
1,506,719 1,507,820
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
7
374,986 377,002
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
7
1,813,751 1,833,666
121,375,366
U.S. Agency Mortgage-Backed — 13 .76%
Fannie Mae Pool 567002
8.00% 05/01/23 2,817 2,850
Fannie Mae Pool 735861
6.50% 09/01/33 7,715 8,488
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
1.81% 04/01/34
2
90,459 92,553
Fannie Mae Pool AD0538
6.00% 05/01/24 77,348 80,231
Fannie Mae Pool AE0083
6.00% 01/01/40 590,869 685,856
Fannie Mae Pool AL0851
6.00% 10/01/40 716,644 828,717
Fannie Mae Pool AL2206
3.19% 07/01/22
7
501,419 501,435
Fannie Mae Pool AM4580
3.43% 10/01/23 6,089,078 6,283,005
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
0.56% 09/17/27
2
6,954 6,857
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.05% 10/25/31
2
435,580 445,836
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.57% 07/25/37
2
227,474 230,326

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
1.30% 10/25/49
2
$ 2,022,668 $ 2,078,898
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
1.00% 11/25/49
2
1,503,560 1,548,620
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/25/40
2
719,152 725,060
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.13% 11/25/36
2
4,531,108 896,395
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 552,576 610,459
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
0.86% 02/25/40
2
1,048,711 1,070,797
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 09/25/40
2
3,573,205 772,497
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 01/25/50
2
3,864,395 3,892,386
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.60% 03/25/50
2
8,680,850 8,729,053
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,493 1,607
Freddie Mac Gold Pool C46104
6.50% 09/01/29 3,703 4,091
Freddie Mac Gold Pool G13032
6.00% 09/01/22 1,028 1,037
Freddie Mac Gold Pool G13475
6.00% 01/01/24 2,876 2,928
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 229,900 253,881
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
1.11% 06/15/31
2
3,956 4,047
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.71% 10/15/33
2
1,669,843 1,693,608
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
0.41% 04/15/35
2
$ 1,175,254 $ 1,177,902
Freddie Mac REMICS,
Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
0.61% 12/15/34
2
11,031 11,032
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 202,273 230,934
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.41% 08/15/35
2
443,408 446,272
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.41% 08/15/35
2
1,143,481 1,150,868
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
1.05% 06/15/38
2
224,571 231,089
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
1.01% 05/15/39
2
206,555 211,450
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.51% 11/15/40
2
100,047 99,676
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
0.46% 02/15/41
2
957,386 959,274
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
0.55% 03/25/50
2
6,396,560 6,444,143
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
0.41% 07/15/36
2
1,310,623 1,315,888
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.61% 06/15/42
2
1,378,463 1,389,897
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.61% 11/15/43
2
6,386,713 6,459,743
Ginnie Mae (TBA)
2.00% 02/20/52 17,500,000 17,639,223
2.50% 01/20/52 79,050,000 80,958,229
2.50% 02/20/52 50,775,000 51,887,631

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool BW5284
3.55% 10/15/50 $ 10,573,031 $ 10,586,265
Ginnie Mae II Pool 1849
8.50% 08/20/24 113 114
Ginnie Mae II Pool 2020
8.50% 06/20/25 174 177
Ginnie Mae II Pool 2286
8.50% 09/20/26 115 116
Ginnie Mae II Pool 2487
8.50% 09/20/27 2,541 2,696
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 04/20/27
2
8,193 8,404
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.00% 03/20/32
2
9,462 9,632
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.88% 06/20/32
2
6,177 6,417
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
178,157 183,683
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
2.50% 01/20/35
2
5,183 5,244
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.00% 02/20/25
2
5,753 5,795
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.70% 05/20/37
2
2,787,715 347,322
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 859,107 865,911
UMBS (TBA)
2.00% 02/01/52 92,225,000 91,742,705
2.50% 02/01/52 71,800,000 73,130,145
378,959,395
Total Mortgage-Backed
(Cost $885,428,869) 878,308,295
MUNICIPAL BONDS — 0 .88% *
California — 0 .19%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 4,600,000 5,199,457
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Colorado — 0 .03%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 $ 895,000 $ 894,889
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 445,000 444,420
2.29% 10/01/29 985,000 984,457
1,428,877
Maryland — 0 .08%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 2,000,000 2,179,355
New York — 0 .53%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,168,569
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 4,182,067
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,395,920
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series F
5.19% 03/15/24 4,360,000 4,762,272
14,508,828
Total Municipal Bonds
(Cost $24,185,446) 24,211,406
U.S. TREASURY SECURITIES — 32 .55%
U.S. Treasury Notes — 32 .55%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.11%)
0.20% 04/30/22
2
20,000,000 20,007,823
U.S. Treasury Notes
0.25% 09/30/23 33,955,000 33,718,907
0.38% 10/31/23 207,925,000 206,739,179
0.50% 11/30/23 354,760,000 353,436,579
0.75% 12/31/23 161,649,000 161,696,358
0.75% 11/15/24 26,685,000 26,541,216
0.88% 09/30/26 860,000 845,230
1.13% 10/31/26 18,150,000 18,040,258
1.25% 11/30/26 46,060,000 46,060,000
1.25% 12/31/26 29,055,000 29,048,056
Total U.S. Treasury Securities
(Cost $897,800,417) 896,133,606
Total Bonds — 108 .57%
(Cost $2,994,784,650)
2,989,327,694

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,9
106,501 $ —
Total Common Stock
(Cost $6,078,660)
Purchased Options - 0.02%
(Cost $1,010,540) 724,500
Purchased Swaptions - 0.00%
(Cost $939,000) 6,456
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 2 .37%
Money Market Funds — 1 .10%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10,11
2,180,976 2,180,976
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
10
28,210,000 28,210,000
30,390,976
U.S. Treasury Bills — 1 .27%
U.S. Treasury Bills
0.05%
12
04/21/22 $ 15,000,000 14,996,513
0.18%
12
06/23/22 20,000,000 19,983,084
34,979,597
Total Short-Term Investments
(Cost $65,371,959) 65,370,573
Total Investments Before Written Options - 110.96%
(Cost $3,068,184,809) 3,055,429,223
Written Options - (0.07)%
(Cost $(2,772,562)) (2,019,649)
Net unrealized appreciation on unfunded commitments
- 0.00% 3,796
Liabilities in Excess of Other Assets - (10.89)% (299,926,348)
Net Assets - 100.00% $ 2,753,487,022
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $9,566,068, which is 0.35% of total net assets.
7
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $308,054, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
9
Non-income producing security.
10
Represents the current yield as of December 31, 2021.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $27.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,060 03/31/22 $ 231,262,189 $ (400,039) $ (400,039)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 1,450 03/31/22 (175,416,016) (437,928) (437,928)
U.S. Treasury Ten-Year Ultra Bond 559 03/22/22 (81,858,563) (952,430) (952,430)
U.S. Treasury Ultra Bond 125 03/22/22 (24,640,625) (101,527) (101,527)
(281,915,204) (1,491,885) (1,491,885)
TOTAL FUTURES CONTRACTS $ (50,653,015) $ (1,891,924) $ (1,891,924)

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30 5.00% 3 Months
Citigroup Global
Markets Inc. 06/20/23 $ 6,695,000 $ 338,495 $ 321,962 $ 16,533
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 3,425,000 213,972 206,571 7,401
TOTAL $ 552,467 $ 528,533 $ 23,934
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 1,610 $ 98.75 09/16/22 $ 79,284,450 $ 724,500
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 1,610 $ 99.00 09/16/22 $ (71,356,005) $ (402,500)
IMM Eurodollar 2-Year MIDCV Future Options 775 98.25 09/16/22 (95,252,344) (673,282)
(166,608,349) (1,075,782)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 1,610 $ 97.88 09/16/22 $ (11,892,668) $ (412,562)
IMM Eurodollar 2-Year MIDCV Future Options 775 98.25 09/16/22 (95,252,344) (527,969)
(107,145,012) (940,531)
TOTAL WRITTEN OPTIONS $ (273,753,361) $ (2,016,313)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 12/24/23
3-month
USD
LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 6,456 $ 939,000 $ (932,544)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 12/24/23 7.50% Quarterly
3-month
USD
LIBOR Quarterly $ 300,000 $ (3,336) $ (540,000) $ 536,664

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
19 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 30,390,976 $ — $ — $ 30,390,976
U.S. Treasury Bills 34,979,597 — — 34,979,597
Long-Term Investments:
Asset-Backed Securities — 393,470,160 7,449,968 400,920,128
Bank Loans — 35,319,802 — 35,319,802
Common Stock — — — —
Corporates — 752,318,357 2,116,100 754,434,457
Mortgage-Backed Securities — 878,308,295 — 878,308,295
Municipal Bonds — 24,211,406 — 24,211,406
Purchased Options 724,500 — — 724,500
Purchased Swaptions — 6,456 — 6,456
U.S. Treasury Securities 896,133,606 — — 896,133,606
Other Financial Instruments
*
Assets:
Credit contracts — 213,972 338,495 552,467
Liabilities:
Interest rate contracts (3,908,237) (3,336) — (3,911,573)
Total $ 958,320,442 $ 2,083,845,112 $ 9,904,563 $ 3,052,070,117
*Other financial instruments include futures, swaps, written options and written swaptions. Credit contracts include swaps. Interest rate contracts include futures, written options and written swaptions.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 20
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Low Duration Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 6,666,708 $ — $ 2,061,924 $ — $ 1,343,373
Accrued discounts/premiums (46,561) — (19,948) (96,649) —
Realized (loss) — — (2,436) — —
Change in unrealized appreciation (depreciation)* (233,557) — 284,174 16,533 —
Purchases — — — 418,611 —
Sales (279,995) — (207,614) — —
Other** 1,343,373 — — — (1,343,373)
Transfers into Level 3*** — — — — —
Transfers out of Level 3*** — — — — —
Balance as of
December 31, 2021
$ 7,449,968 $ — $ 2,116,100 $ 338,495 $ —
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $54,132 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $6,489,311 Broker Quote Offered Quote $100.00 $100.00
Asset-Backed Securities $960,657 Third-Party Vendor Vendor Prices $1.41 $1.41
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $2,116,100 Third-Party Vendor Vendor Prices $93.88 $93.88
Credit Default Swaps $338,495 Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
LOW DURATION BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 308,054 $ 3,796
Total Unfunded Commitments $ 308,054 $ 3,796